Labor obligations (Tables)	12 Months Ended
Dec. 31, 2017
Labor obligations
Schedule of principal assumptions for actuarial valuations

	Year ended December 31,
	2017	2016	2015
Discount rate (note 5 a.)	7.75%	7.75%	7.25%
Expected rate of salary increase	4.50%	4.50%	4.50%
Average longevity at retirement age for current pensioners (years)	14	15	12
Inflation	3.50%	3.50%	3.50%

Schedule of amounts recognized in the statement of income and other comprehensive income

	Year ended December 31,
	2017		2016		2015
Service cost:
Current service cost	Ps.	7,995	Ps.	7,629	Ps.	7,574
Net interest expense		7,672		6,664		5,627
Components of defined benefit costs recognized in profit or loss		15,667		14,293		13,201
Remeasurement on the net defined benefit liability:
Actuarial gains and losses arising from changes in financial assumptions		—		(5,815)		(4,554)
Actuarial gains and losses arising from experience adjustments		4,199		2,282		5,840
Components of defined benefit costs recognized in other comprehensive income		4,199		(3,533)		1,286
Total	Ps.	19,866	Ps.	10,760	Ps.	14,487

Schedule of the amount included in the consolidated statement of financial position arising from the Company’s obligation in respect of its defined benefit plans

	December 31,
	2017		2016		2015
Present value of defined benefit obligations	Ps.	127,479	Ps.	111,921	Ps.	106,414

Schedule of movements in the present value of the defined benefit obligation

	December 31,
	2017		2016		2015
Present value of defined benefit obligation as of January 1,	Ps.	111,921	Ps.	106,414	Ps.	94,313
Current service cost		7,995		7,629		7,574
Interest cost		7,672		6,664		5,627
Remeasurement (gains)/losses:
Actuarial gains and losses arising from changes in financial and demographic assumptions		-		(5,815)		(4,554)
Actuarial gains and losses arising from experience adjustments		4,199		2,282		5,840
Benefits paid		(4,308)		(5,253)		(2,386)
Present value of defined benefit obligation	Ps.	127,479	Ps.	111,921	Ps.	106,414

Schedule of expected cash flows from pension plans and seniority premium benefits

			Seniority premium
Year	Pensions plan		benefits		Total
2018	Ps.	28,776	Ps.	1,638	Ps.	30,414
2019		6,435		1,469		7,904
2020		8,397		1,505		9,902
2021		5,370		1,489		6,859
2022		5,361		1,520		6,881
From 2023 to 2028		44,122		8,563		52,685
Total	Ps.	98,461	Ps.	16,184	Ps.	114,645